employee future benefits - Other defined benefit plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
employee future benefits
Current service cost	$ 10	$ 10
Employee defined benefit plan re-measurements, net	5	1
Other defined benefit plans
employee future benefits
Employee defined benefit plan re-measurements, net	0	$ (2)
First year
employee future benefits
Estimated future benefit payments	1
2 years hence
employee future benefits
Estimated future benefit payments	1
3 years hence
employee future benefits
Estimated future benefit payments	1
4 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence
employee future benefits
Estimated future benefit payments	1
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 4